Subsequent Events - Additional Information (Detail) $ in Millions, $ in Millions	Apr. 03, 2018 Installment	Feb. 08, 2018 USD ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($)	Dec. 31, 2015 ARS ($)	Dec. 31, 2014 ARS ($)
Disclosure of non-adjusting events after reporting period [line items]
Loans from banks			$ 191,063	$ 154,345	$ 105,751	$ 49,305
Resolution of Compensation [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of amount in USD calculated using exchange rate at time of injection of natural gas	85.00%
Percentage of amount in USD calculated using exchange rate between time of injection and time of payment due	15.00%
Number of equal installment for payment of resolution of compensation | Installment	30
Metrogas [member] | Unsecured Loans [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loans from banks		$ 250
Debt repayment term		36 months
Frequency of debt pay off		9 quarterly installments
Loan payment period		As from the 12 months anniversary of the disbursement date
Redemption price		100.00%
LIBOR [member] | Metrogas [member] | 0 to 1 year [member] | Unsecured Loans [Member]
Disclosure of non-adjusting events after reporting period [line items]
Variable interest rate		3.00%
LIBOR [member] | Metrogas [member] | Thirteenth To Eighteenth Month [member] | Unsecured Loans [Member]
Disclosure of non-adjusting events after reporting period [line items]
Variable interest rate		3.50%
LIBOR [member] | Metrogas [member] | Nineteenth To Twenty Fourth Month [Member] | Unsecured Loans [Member]
Disclosure of non-adjusting events after reporting period [line items]
Variable interest rate		3.75%
LIBOR [member] | Metrogas [member] | Later than Two Years [member] | Unsecured Loans [Member]
Disclosure of non-adjusting events after reporting period [line items]
Variable interest rate		4.00%